Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
9. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Logistics expenses accruals	37,547	32,071
Advances from customers	18,318	22,682
Outsourced labor cost payable	4,342	10,890
Salary and welfare payable	17,686	26,353
Professional fee accruals	6,136	10,793
Marketing expenses accruals	12,507	9,449
Other tax payable	7,898	2,947
Receipt on behalf of merchants on Maikefeng marketplace (1)	42,471	20,796
Others	3,954	2,860

Accrued expenses and other current liabilities	150,859	138,841

(1) Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.